Offerings	Feb. 20, 2025 USD ($) shares $ / pure
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$1,000,000,000 5.000% Senior Notes due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99943
Maximum Aggregate Offering Price	$ 999,430,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,012.73
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of US$1,000,000,000 5.000% Senior Notes due 2030
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
BHP Group Limited will fully and unconditionally guarantee the 5.000% Senior Notes due 2030, 5.125% Senior Notes due 2032 and 5.300% Senior Notes due 2035, each issued by BHP Billiton Finance (USA) Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$750,000,000 5.125% Senior Notes due 2032
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99588
Maximum Aggregate Offering Price	$ 746,910,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,351.92
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of US$750,000,000 5.125% Senior Notes due 2032
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
BHP Group Limited will fully and unconditionally guarantee the 5.000% Senior Notes due 2030, 5.125% Senior Notes due 2032 and 5.300% Senior Notes due 2035, each issued by BHP Billiton Finance (USA) Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$1,250,000,000 5.300% Senior Notes due 2035
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99617
Maximum Aggregate Offering Price	$ 1,245,212,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,642.03
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of US$1,250,000,000 5.300% Senior Notes due 2035
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
BHP Group Limited will fully and unconditionally guarantee the 5.000% Senior Notes due 2030, 5.125% Senior Notes due 2032 and 5.300% Senior Notes due 2035, each issued by BHP Billiton Finance (USA) Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.